UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        The Cincinnati Casualty Company
Address:     6200 South Gilmore Road
             Fairfield, Ohio 45014

13F File Number:    028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

    /s/ Martin F. Hollenbeck           Fairfield, Ohio           May 5, 2011
--------------------------------   -----------------------   -------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers           1
                                           ----------

Form 13F Information Table Entry Total      20
                                           ----------

Form 13F Information Table Value Total      67,005
                                           ----------
                                           (thousands)

List of Other Included Managers:

No.         File No.           Name
01          028-10798          Cincinnati Financial Corporation


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

                                         Column 2        Column 3        Column 4         Column 5
               Issuer                 Title of Class       Cusip         FMV (000)     Shares/Principal   SH/PRN
AUTOMATIC DATA PROCESSING             COMMON             053015103           3,694               72,000     SH
BLACKROCK INC                         COMMON             09247X101           2,010               10,000     SH
DOVER CORP                            COMMON             260003108           5,917               90,000     SH
DUKE ENERGY CORP                      COMMON             26441C105           3,610              198,900     SH
EMERSON ELECTRIC CO                   COMMON             291011104           5,259               90,000     SH
GENUINE PARTS CO                      COMMON             372460105             805               15,000     SH
HASBRO INC                            COMMON             418056107           1,991               42,500     SH
HONEYWELL INTERNATIONAL INC           COMMON             438516106           2,986               50,000     SH
INTEL CORP                            COMMON             458140100             848               42,000     SH
JOHNSON & JOHNSON                     COMMON             478160104           1,481               25,000     SH
JP MORGAN CHASE                       COMMON             46625H100           2,144               46,500     SH
LINEAR TECHNOLOGY CORP                COMMON             535678106           1,211               36,000     SH
MICROCHIP TECHNOLOGY INC              COMMON             595017104           1,406               37,000     SH
MICROSOFT CORP                        COMMON             594918104           1,016               40,000     SH
NUCOR CORP                            COMMON             670346105           1,035               22,500     SH
PFIZER INC                            COMMON             717081103           4,801              236,400     SH
PRAXAIR INC                           COMMON             74005P104           2,540               25,000     SH
PROCTER & GAMBLE CO/THE               COMMON             742718109          12,320              200,000     SH
SPECTRA ENERGY CORP                   COMMON             847560109           8,547              314,450     SH
UNITED TECHNOLOGIES CORP              COMMON             913017109           3,386               40,000     SH
                                                                            67,005

                                         Column 6         Column 7        Column 8
             Issuer                   Investment Dis      Oth Mgrs          Sole          Shared       None
AUTOMATIC DATA PROCESSING             SHARED-OTHER           01              -               72,000      -
BLACKROCK INC                         SHARED-OTHER           01              -               10,000      -
DOVER CORP                            SHARED-OTHER           01              -               90,000      -
DUKE ENERGY CORP                      SHARED-OTHER           01              -              198,900      -
EMERSON ELECTRIC CO                   SHARED-OTHER           01              -               90,000      -
GENUINE PARTS CO                      SHARED-OTHER           01              -               15,000      -
HASBRO INC                            SHARED-OTHER           01              -               42,500      -
HONEYWELL INTERNATIONAL INC           SHARED-OTHER           01              -               50,000      -
INTEL CORP                            SHARED-OTHER           01              -               42,000      -
JOHNSON & JOHNSON                     SHARED-OTHER           01              -               25,000      -
JP MORGAN CHASE                       SHARED-OTHER           01              -               46,500      -
LINEAR TECHNOLOGY CORP                SHARED-OTHER           01              -               36,000      -
MICROCHIP TECHNOLOGY INC              SHARED-OTHER           01              -               37,000      -
MICROSOFT CORP                        SHARED-OTHER           01              -               40,000      -
NUCOR CORP                            SHARED-OTHER           01              -               22,500      -
PFIZER INC                            SHARED-OTHER           01              -              236,400      -
PRAXAIR INC                           SHARED-OTHER           01              -               25,000      -
PROCTER & GAMBLE CO/THE               SHARED-OTHER           01              -              200,000      -
SPECTRA ENERGY CORP                   SHARED-OTHER           01              -              314,450      -
UNITED TECHNOLOGIES CORP              SHARED-OTHER           01              -               40,000      -

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